GENERAL ADMINISTRATION EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
GENERAL ADMINISTRATION EXPENSES
Schedule of general administrative expenses

in € thousand	2025	2024	2023
Personnel expenses	(4,451)	(4,344)	(4,131)
Legal and consulting fees	(3,391)	(4,567)	(4,401)
External administrative expenses	(2,333)	(1,716)	(965)
Other administrative expenses	(1,229)	(1,165)	(3,042)
Total administrative expenses	(11,404)	(11,792)	(12,538)